Mortgage Loans Held-for-Sale	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Mortgage Loans Held-for-Sale
Mortgage Loans Held-for-Sale

Note 2. — Mortgage Loans Held-for-Sale

A summary of the unpaid principal balance (UPB) of mortgage LHFS by type is presented below:

	March 31,	December 31,
	2022	2021
Government(1)	$5,247	$6,886
Conventional(2)	34,617	62,759
Jumbo & Non-qualified mortgages (NonQM)	120,134	231,142
Fair value adjustment(3)	424	7,690
Total mortgage loans held-for-sale	$160,422	$308,477
(1)	Includes all government-insured loans including Federal Housing Administration (FHA), Veterans Affairs (VA) and United States Department of Agriculture (USDA).
(2)	Includes loans eligible for sale to Federal National Mortgage Association (Fannie Mae or FNMA) and Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC).
(3)	Changes in fair value are included in gain on sale of loans, net in the accompanying consolidated statements of operations and comprehensive loss.

At March 31, 2022 and December 31, 2021, the Company had no mortgage loans that were 90 days or more delinquent.

Gain on sale of loans, net in the consolidated statements of operations and comprehensive loss, is comprised of the following for the three months ended March 31, 2022 and 2021:

	For the Three Months Ended
	March 31,
	2022	2021
Gain on sale of mortgage loans	$14,025	$21,263
Premium from servicing retained loan sales	46	121
Unrealized loss from derivative financial instruments	(1,314)	(215)
Gain from derivative financial instruments	4,142	3,229
Mark to market loss on LHFS	(7,265)	(868)
Direct origination expenses, net	(3,105)	(4,201)
Change in provision for repurchases	(574)	802
Gain on sale of loans, net	$5,955	$20,131

Note 2. — Mortgage Loans held-for-sale

A summary of the UPB of mortgage LHFS by type is presented below:

	December 31,	December 31,
	2021	2020
Government(1)	$6,886	$7,924
Conventional(2)	62,759	141,139
Jumbo & Non-qualified mortgages (NonQM)	231,142	11,064
Fair value adjustment(3)	7,690	4,295
Total mortgage loans held-for-sale	$308,477	$164,422
(1)	Includes all government-insured loans including Federal Housing Administration (FHA), Veterans Affairs (VA) and United States Department of Agriculture (USDA).
(2)	Includes loans eligible for sale to Fannie Mae and Federal home Loan Mortgage Corporation (Freddie Mac or FHLMC).
(3)	Changes in fair value are included in gain on sale of loans, net on the accompanying consolidated statements of operations and comprehensive loss.

As of December 31, 2021, the Company had no mortgage LHFS that were 90 days or more delinquent. As of December 31, 2020, there were $1.2 million in UPB of mortgage LHFS that were in nonaccrual status as the loans were 90 days or more delinquent. The carrying value of these nonaccrual loans as of December 31, 2020 was $1.1 million.

Gain on sale of loans, net in the consolidated statements of operations and comprehensive loss is comprised of the following for the years ended December 31, 2021 and 2020:

	For the Year Ended
	December 31,
	2021	2020
Gain on sale of mortgage loans	$81,362	$59,330
Premium from servicing retained loan sales	536	2,094
Unrealized loss from derivative financial instruments	(4,076)	(7)
Gain (loss) from derivative financial instruments	1,934	(11,040)
Mark to market gain (loss) on LHFS	3,395	(15,955)
Direct origination expenses, net	(17,746)	(15,191)
Change in provision for repurchases	(111)	(5,227)
Gain on sale of loans, net	$65,294	$14,004

On July 7, 2020, the Company received notification from Freddie Mac that the Company’s eligibility to sell whole loans to Freddie Mac was suspended, without cause. As noted in Freddie Mac’s Seller/Servicer Guide, Freddie Mac may elect, in its sole discretion, to suspend a Seller from eligibility, without cause, thereby restricting the Seller from obtaining new purchase commitments during the suspension period.